LAND USE RIGHTS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
LAND USE RIGHTS, NET
Amortization expenses of land use rights	$ 190	¥ 1,357	¥ 973	¥ 973
Minimum
LAND USE RIGHTS, NET
Lease period for land use rights (in years)	40 years	40 years
Maximum
LAND USE RIGHTS, NET
Lease period for land use rights (in years)	50 years	50 years